Changes in liabilities arising from financing activities	12 Months Ended
Dec. 31, 2017
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Changes in liabilities arising from financing activities

31 Changes in liabilities arising from financing activities

Changes in liabilities arising from financing activities
	2016	Cash Flows			Non cash changes				2017
		Additions	Redemptions / Disposals	Aquisitions	Amortisation	Other Changes	Changes in FV	Foreign exchange movement
Debt securities in issue	103,234	95,458	–96,837		132	–40	–915	–4,946	96,086
Subordinated Loans	17,223	2,331	–2,343		46		–94	–1,195	15,968

Total Liabilities from financing activities	120,457	97,789	–99,180	–	178	–40	–1,009	–6,141	112,054